Equity - Narrative (Details) - USD ($)				9 Months Ended	12 Months Ended		14 Months Ended
	Jul. 14, 2014	Sep. 23, 2013	Mar. 28, 2012	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014	Oct. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Outstanding principal balance, converted			$ 56,400,000
Stated percentage of convertible notes									3.25%
Shares converted (in shares)			4,635,159
Shares issued upon election (in shares)		3,145,640
Number of convertible shares remaining (in shares)	62,000	100,000
Repurchase of common stock amount	$ 72,300,000			$ 325,609,000	$ 382,487,000	$ 217,903,000
Repurchase of common stock (in shares)	1,950,296				10,420,396		11,546,103
Authorized share amount for share repurchase program								$ 500,000,000
Purchase price					$ 310,200,000		$ 370,300,000
Debt Securities Convertible Notes [Member]
Class of Stock [Line Items]
Stated percentage of convertible notes					3.25%		3.25%
Homeward Acquisition [Member]
Class of Stock [Line Items]
Payments for repurchase of equity	$ 72,300,000	$ 157,900,000
Shares issued upon election (in shares)	1,950,296	3,145,640